Condensed Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2021	Mar. 22, 2021	Feb. 12, 2021	Jan. 26, 2021
Temporary equity redemption price per share	$ 10.00			$ 10.00
Preferred stock, par value	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Common Class A
Shares subject to possible redemption	40,250,000
Temporary Equity, Par or Stated Value Per Share	$ 0.001
Temporary Equity, Shares Authorized	200,000,000
Temporary equity redemption price per share	$ 10.00
Common stock, par value				$ 0.0001
Common stock, shares authorized				200,000,000
Common stock, shares issued				0
Common stock, shares outstanding				0
Common Class B
Common stock, par value	$ 0.0001			$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000
Common stock, shares issued	10,062,500			10,062,500
Common stock, shares outstanding	10,062,500			10,062,500
Common Class B | Founder shares [Member] | Subsequent Event [Member]
Temporary Equity, Shares Issued		10,062,500	9,487,500
Temporary Equity, Shares Outstanding		10,062,500	9,487,500
Common Class B | Founder shares [Member] | Over-Allotment Option [Member]
Common Shares Subject To Forfeiture				1,312,500